Restatement of Previously Issued Financial Statements - Summary of Impact of Restatement on Unaudited Statements of Operations (Details) - $ / shares	3 Months Ended					6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2021	Sep. 30, 2021
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, common stock subject to redemption	27,600,000						26,118,681
Basic and diluted net loss per share	$ (0.01)	$ 0.00	$ 0.00	$ (0.0001)		$ (0.01)	$ (0.02)
Basic and diluted weighted average shares outstanding, common stock	27,600,000	6,900,000	6,900,000	6,000,000	[1]	6,900,000	6,900,000
Common Stock Subject to Mandatory Redemption [Member]
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, common stock subject to redemption		27,600,000	23,106,667			25,365,746
Basic and diluted net loss per share		$ 0.00	$ 0.00			$ (0.01)
As Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per share		$ (0.01)	$ 0.00			$ (0.01)
Basic and diluted weighted average shares outstanding, common stock		8,257,157	13,815,426			12,830,882
As Reported | Common Stock Subject to Mandatory Redemption [Member]
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, common stock subject to redemption		26,242,843	19,231,241			22,756,411
Basic and diluted net loss per share		$ 0	$ 0			$ 0
Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per share		$ 0.01	$ 0			$ 0
Basic and diluted weighted average shares outstanding, common stock		(1,357,157)	(6,915,426)			(5,930,882)
Adjustment | Common Stock Subject to Mandatory Redemption [Member]
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Basic and diluted weighted average shares outstanding, common stock subject to redemption		1,357,157	3,875,426			2,609,335
Basic and diluted net loss per share		$ 0.00	$ 0.00			$ (0.01)

[1]	Excludes an aggregate of up to 900,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 11, 2021, the Company effected a stock dividend of 1,150,000 shares with respect to the common stock, resulting in an aggregate of 6,900,000 shares of common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend (see Notes 5 and 7). On January 19, 2021, the underwriters exercised the over-allotment option in full. As a result, the 900,000 shares are no longer subject to forfeiture.